FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Disclosure of credit risk exposure

	December 31,	December 31,
	2021	2020
0 to 30 days	$1,466	$1,343
31 to 60 days	199	400
61 to 90 days	422	142
over 90 days	(26)	126
	$2,061	$2,011

Disclosure of detailed information about foreign currency risk

	Canadian		Australian		Peruvian
	dollars	Brazilian	dollars	Mexican	soles
Change in net income arising from:	("CAD")	real	("AUD")	pesos	("PEN")
10% appreciation of the USD against the currency	$(3)	$2,983	$(620)	$(148)	$255
10% depreciation of the USD against the currency	$3	$(2,983)	$620	$148	$255

Disclosure of detailed information about commodity price risk

	10% change in	10% change in	10% change in	10% change in
	gold	silver	lead	zinc
Change in net income	$569	$850	$68	$135